Fair Value Measurements (Tables)	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 30, 2021	Dec. 31, 2020
Summary of changes in fair value of Level 3 financial liabilities

Warrant Liabilities
Fair value as of March 5, 2021 (Initial Measurement)	$91,800
Change in fair value	(9,180)
Fair value as of March 31, 2021	82,620
Change in fair value	232,560
Fair value as of June 30, 2021	$315,180
Change in fair value	(97,920)
Fair value as of September 30, 2021	$217,260

BCP QUALTEK HOLDCO, LLC
Schedule of fair value of the Company's financial liabilities that are measured at fair value on recurring basis

	Fair Value at October 2, 2021
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$28,429	$—	$—	$28,429
	$28,429	$—	$—	$28,429

	Fair Value at December 31, 2020
(in thousands)	Carrying Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration	$18,129	$—	$—	$18,129
	$18,129	$—	$—	$18,129

	Fair Value at December 31, 2020
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3
Financial liabilities
Contingent consideration – Vertical Limit	$4,711	$—	$—	$4,711
Contingent consideration – Vinculums	13,418	—	—	13,418
	$18,129	$—	$—	$18,129

	Fair Value at December 31, 2019
	Carrying
(in thousands)	Value	Level 1	Level 2	Level 3
Financial liabilities Contingent consideration – RLI	$2,075	$—	$—	$2,075
Contingent consideration – Vertical Limit	9,195	—	—	9,195
Contingent consideration – Vinculums	22,973	—	—	22,973
Contingent consideration – Aerial	5,876	—	—	5,876
	$40,119	$—	$—	$40,119

Summary of changes in fair value of Level 3 financial liabilities

The following table sets forth a summary of the changes in fair value of the Company’s Level 3 financial liabilities:

January 1, 2021	18,129
Acquisitions (see Note 4)	24,145
Accretion	699
Change in fair value	(4,544)
Reclassification to acquisition debt	(10,000)
October 2, 2021	$28,429
January 1, 2020	$40,119
Payment of contingent consideration	(6,000)
Accretion	1,306
October 3, 2020	$35,425

January 1, 2019	$10,130
Acquisitions (see Note 3)	36,117
Payment of contingent consideration	(13,108)
Accretion	832
Change in fair value	6,148
December 31, 2019	40,119
Payment of contingent consideration	(6,000)
Accretion	1,666
Reclassification to acquisition debt	(10,575)
Change in fair value	(7,081)
December 31, 2020	$18,129